PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ 418	$ 426	$ 395	$ 398	$ 392	$ 329	$ 293	$ 311	$ 1,637	$ 1,325	$ 1,347
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization of unallocated ESOP shares									221	52	12
Other, net									83	88	76
Net cash provided by operating activities									2,898	3,293	1,648
Available-for-sale:
Purchases of investments									(99,794)	(72,318)	(54,653)
Proceeds from repayments of investments									97,203	21,137	14,890
Net cash used for investing activities									(16,807)	(10,819)	(15,691)
FINANCING ACTIVITIES
Cash dividends paid									(482)	(489)	(329)
Increase in Unallocated ESOP shares									(1,109)	(50)	(548)
Net cash provided by financing activities									13,838	6,296	16,256
Increase (decrease) in cash and cash equivalents									(71)	(1,230)	2,213
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				2,343				3,573	2,343	3,573	1,360
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,272				2,343				2,272	2,343	3,573
Parent Company [Member]
OPERATING ACTIVITIES
Net income									1,637	1,325	1,347
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed earnings of subsidiary									(344)	(170)	(173)
Amortization of unallocated ESOP shares									221	52
Other, net									(11)	(1)	(60)
Net cash provided by operating activities									1,503	1,206	1,114
Available-for-sale:
Purchases of investments										(1,998)
Proceeds from repayments of investments										2,000
Net cash used for investing activities										2
FINANCING ACTIVITIES
Cash dividends paid									(482)	(489)	(329)
Purchase of treasury stock									(359)	(19)	(186)
Increase in Unallocated ESOP shares									(1,104)	(47)	(504)
Net cash provided by financing activities									(1,945)	(555)	(1,019)
Increase (decrease) in cash and cash equivalents									(442)	653	95
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 2,161				$ 1,508	2,161	1,508	1,413
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,719				$ 2,161				$ 1,719	$ 2,161	$ 1,508